Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 169,652,000.00
Previously Paid Amount	0.00
Total Fee Amount	23,428.94
Total Offset Amount	17,295.62
Net Fee	$ 6,133.32